Montana Tax-Free Fund, Inc.
1 Main Street North
Minot, ND 58703

May 1, 2006

Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

Attention: Filing Desk, Stop 1-4

RE:	Montana Tax-Free Fund, Inc.
File No. 33-63306
CIK No. 00000906223

Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form N-1A for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on April 27, 2006.

Montana Tax-Free Fund, Inc.

By: /s/Laura Anderson

Treasurer